BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 163,968	$ 58,133	$ 38,353
Accounts receivable	3,934	5,780	1,758
Due from related party	4,875	0
Inventory, net	62,374	49,735	14,300
Prepaid expenses and other current assets	8,339	6,665	1,992
Total current assets	243,490	120,313	56,403
Non-current assets
Property and equipment, net	6,908	6,529	5,749
Deferred tax assets	3,354	6,507	0
Other assets	502	506	446
Total non-current assets	10,764	13,542	6,195
Total assets	254,254	133,855	62,598
Current liabilities
Accounts payable	16,472	11,965	10,522
Accrued expenses	15,315	6,682	3,186
Accrued compensation and benefits	4,144	4,214	1,848
Sales tax payable	3,912	3,076	2,548
Gift card liability	3,369	3,019	991
Deferred revenue	679	1,781	988
Returns reserve	2,128	1,677	776
Income tax payable	910	105	0
Total current liabilities	46,929	32,519	20,859
Non-current liabilities
Deferred rent and lease incentive	3,610	3,659	2,925
Total liabilities	50,539	36,178	23,784
Commitments and contingencies
Stockholders' equity
Common stock	0	15	15
Preferred stock - par value $0.0001 per share, 100,000,000 and zero shares authorized as of June 30, 2021 and December 31, 2020, respectively; zero shares issued and outstanding as of June 30, 2021 and December 31, 2020	0	0
Additional paid-in capital	205,318	70,175	61,070
Retained earnings (accumulated deficit)	(1,619)	27,487	(22,271)
Total stockholders' equity	203,715	97,677	38,814
Total liabilities and stockholders' equity	254,254	133,855	62,598
Class A Common Stock
Stockholders' equity
Common stock	15	0
Total stockholders' equity	15	0	0
Class B Common Stock
Stockholders' equity
Common stock	1	0
Total stockholders' equity	$ 1